Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Impairment test on Property, plant and equipment
Schedule of impairment loss were recognized

As a consequence of the evaluation, no impairment losses were recognized. The following amounts of impairment loss were recognized in the last three years:

Amounts in US$‘000	2024	2023	2022
Chile (a)	—	(13,332)	—
	—	(13,332)	—
(a)	Recognition of impairment loss in the Fell Block due to the known selling price of the related net assets in the context of the transaction described in Note 35.3 in 2023.